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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22608

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                    VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
              (exact name of registrant as specified in charter)

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                     100 Pearl Street, Hartford. CT 06103
                   (Address of principal executive offices)

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   William Renahan, Esq., Virtus Investment Partners, Inc. 100 Pearl Street,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 12/31

               Date of Reporting Period: 07/01/2016 - 06/30/2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2016 - 06/30/2017
Virtus Global Multi-Sector Income Fund









==================== Virtus Global Multi-Sector Income Fund ====================


CAESARS OPERATING ESCROW LLC

Ticker:                      Security ID:  127693AE9
Meeting Date: NOV 21, 2016   Meeting Type: Written Consent
Record Date:  JUN 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management


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HERCULES OFFSHORE, INC.

Ticker:       HEROQ          Security ID:  427093307
Meeting Date: JUL 12, 2016   Meeting Type: Written Consent
Record Date:  JUN 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management


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PACIFIC EXPLORATION & PRODUCTION CORPORATION

Ticker:       PEN            Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By:  /s/ George R. Aylward
     ----------------------------
     George R. Aylward, President

Date: August 22, 2017